Income Tax - Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Tax loss carryforwards and investment credits	$ 707	$ 702
Less unrecognized tax benefit	(81)	(19)
Tax loss carryforwards net of unrecognized tax benefit	626	683
Inventory valuation	28	34
Impairment and restructuring charges	4	3
Fixed asset depreciation in arrears	52	82
Increased depreciation incentives	128	182
Capitalized development costs	121	107
Receivables for government funding	64	40
Tax credits granted on past capital investments	213	215
Pension service costs	82	104
Stock awards	14	11
Operating lease liabilities	39	36
Commercial accruals	12	13
Other temporary differences	25	26
Total deferred tax assets	1,408	1,536
Valuation allowances	(576)	(638)
Deferred tax assets, net	832	898
Accelerated fixed asset depreciation	(32)	(21)
Acquired intangible assets	(22)	(40)
Advances of government funding	(115)	(94)
Operating lease right-of-use assets	(39)	(36)
Other temporary differences	(36)	(43)
Deferred tax liabilities	(244)	(234)
Net deferred income tax asset	$ 588	$ 664